UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	Prudential MoneyMart Assets, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2012

Date of reporting period:	10/31/2011

Item 1.	Schedule of Investments

Prudential MoneyMart Assets, Inc.

Schedule of Investments

as of October 31, 2011 (Unaudited)

Principal Amount (000)	Description	Value
Certificate of Deposit — 10.6%
$ 5,000	Bank of Nova Scotia 0.310%, 01/27/12	$ 5,000,000
6,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 0.380%, 01/23/12	6,000,000
6,000	Branch Banking and Trust Co. 0.210%, 11/03/11	6,000,000
12,000	Nordea Bank Finland PLC 0.240%, 11/01/11	12,000,000
6,000	Norinchukin Bank 0.310%, 11/04/11	6,000,000
5,000	Royal Bank of Canada 0.293%, 02/14/12(a)	5,000,000
5,000	0.350%, 02/22/12	5,000,000
7,000	State Street Bank and Trust Co. 0.250%, 12/08/11	7,000,000
5,000	Sumitomo Mitsui Banking Corp. 0.290%, 11/16/11	5,000,000
11,000	Svenska Handelsbanken AB 0.350%, 01/12/12	11,000,000
4,000	0.380%, 02/03/12	4,000,000
8,000	UBS AG 0.295%, 11/10/11	8,000,000

		80,000,000

Commercial Paper — 34.6%
14,000	ABN AMRO Funding USA LLC, 144A 0.210%, 11/03/11(b)	13,999,751
4,000	0.280%, 11/09/11(b)	3,999,725
3,000	AXA Financial Inc., 144A 0.280%, 11/01/11(b)	3,000,000
19,000	BHP Billiton Finance (USA) Ltd., 144A 0.130%, 11/15/11(b)	18,998,966
5,000	Colgate-Palmolive Co., 144A 0.090%, 11/10/11(b)	4,999,875
10,000	Commonwealth Bank of Australia, 144A 0.240%, 11/18/11(b)	9,998,796
3,000	0.300%, 01/17/12(b)	2,998,075
14,000	DnB NOR Bank ASA, 144A 0.170%, 11/03/11(b)	13,999,805
3,000	0.270%, 12/08/11(b)	2,999,137
7,000	Electricite de France, 144A 0.190%, 11/03/11(b)	6,999,891
3,000	GDF Suez, 144A 0.180%, 11/07/11(b)	2,999,895
4,000	0.190%, 11/09/11(b)	3,999,813
2,000	0.190%, 11/15/11(b)	1,999,845

8,000	General Electric Co. 0.060%, 11/03/11(b)	7,999,960
2,000	HSBC USA, Inc. 0.110%, 11/04/11(b)	1,999,975
2,000	0.210%, 12/12/11(b)	1,999,499
13,000	International Finance Corp. 0.050%, 12/02/11(b)	12,999,440
9,000	0.070%, 11/22/11(b)	8,999,633
5,000	Mizuho Funding LLC, 144A 0.310%, 12/06/11(b)	4,998,432
8,000	New York Life Capital Corp., 144A 0.090%, 11/07/11(b)	7,999,867
10,000	0.140%, 11/14/11(b)	9,999,458
5,000	Old Line Funding LLC, 144A 0.180%, 11/09/11(b)	4,999,778
3,000	0.210%, 11/21/11(b)	2,999,633
7,000	0.220%, 12/02/11(b)	6,998,614
6,000	PACCAR Financial Corp. 0.180%, 11/10/11(b)	5,999,700
5,000	Philip Morris International, Inc., 144A 0.090%, 11/09/11(b)	4,999,889
4,000	Rabobank USA Financial Corp. 0.320%, 12/12/11(b)	3,998,497
11,000	0.350%, 01/13/12(b)	10,992,193
15,000	Schlumberger Technology Corp., 144A 0.110%, 11/18/11(b)	14,999,150
3,000	0.150%, 12/15/11(b)	2,999,450
7,000	Siemens Capital Co. LLC, 144A 0.120%, 11/28/11(b)	6,999,370
3,000	Skandinaviska Enskilda Banken AB, 144A 0.340%, 11/22/11(b)	2,999,370
3,000	0.370%, 12/01/11(b)	2,999,037
8,000	Standard Chartered Bank, 144A 0.200%, 11/04/11(b)	7,999,820
2,000	State Street Corp. 0.200%, 01/03/12(b)	1,999,300
3,000	Straight-A Funding LLC, 144A 0.120%, 11/16/11(b)	2,999,838
3,000	0.130%, 11/08/11(b)	2,999,912
10,000	0.140%, 11/22/11(b)	9,999,125
7,000	Swedbank AB 0.260%, 11/10/11(b)	6,999,492
3,000	Toyota Motor Credit Corp. 0.250%, 01/19/12(b)	2,998,354
3,000	U.S. Bank National Association 0.150%, 11/17/11(b)	3,000,000
2,000	0.210%, 01/19/12(b)	1,999,078

		260,969,438

Loan Participation — 0.1%
1,000	Archer Daniels Midland Co. 0.200%, 11/30/11(c)	1,000,000

Other Instruments — Agency Bonds — 3.5%
250	Bank of America Corp., FDIC Gtd. Notes, MTN 1.147%, 12/02/11(a)(e)	250,225
4,000	3.125%, 06/15/12(e)	4,070,985
4,697	General Electric Capital Corp., FDIC Gtd. Notes, MTN 1.267%, 12/09/11(a)(e)	4,702,735
13,204	3.000%, 12/09/11(e)	13,241,038
200	Goldman Sachs Group, Inc. (The), FDIC Gtd. Notes 0.522%, 11/09/11(a)(e)	200,018
450	Morgan Stanley, FDIC Gtd. Notes, Ser. 1 1.176%, 12/01/11(a)(e)	450,403
3,000	Wells Fargo & Co., FDIC Gtd. Notes 1.187%, 12/09/11(a)(e)	3,002,816
365	3.000%, 12/09/11(e)	366,090

		26,284,310

Other Notes — 1.3%
5,000	Nordea Bank Finland PLC 0.507%, 02/03/12(a)	5,003,348
2,500	Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN 0.603%, 10/18/12(a)	2,500,000
2,500	0.650%, 11/09/12(a)	2,500,000

		10,003,348

Time Deposit — 0.8%
6,000	U.S. Bank National Association 0.150%, 11/01/11	6,000,000

U.S. Government Agency Obligations — 28.1%
15,000	Federal Home Loan Bank 0.100%, 04/09/12(d)	14,993,333
5,000	0.120%, 11/10/11	4,999,971
3,000	0.120%, 01/30/12	2,999,834
4,000	0.150%, 05/21/12(d)	3,996,633
8,000	0.160%, 05/15/12(d)	7,993,031
9,000	0.160%, 06/15/12(d)	8,990,920
7,000	0.200%, 05/11/12	6,999,146
10,000	0.625%, 01/13/12	10,010,441
13,000	Federal Home Loan Mortgage Corp. 0.050%, 11/03/11(d)	12,999,949
10,000	0.090%, 01/03/12(d)	9,998,425
15,000	0.100%, 04/02/12(d)	14,993,625

3,000	0.100%, 06/06/12(d)	2,998,183
6,000	0.203%, 02/16/12(a)	6,000,372
17,325	1.125%, 12/15/11	17,341,627
5,000	Federal National Mortgage Association 0.060%, 11/07/11(d)	4,999,942
40,000	0.080%, 11/23/11(d)	39,998,044
5,000	0.090%, 11/01/11(d)	5,000,000
7,000	0.100%, 02/13/12(d)	6,997,978
5,000	0.100%, 03/01/12(d)	4,998,319
10,000	0.100%, 06/01/12(d)	9,994,083
10,000	0.150%, 01/17/12(d)	9,996,792
5,000	0.265%, 08/23/12(a)	5,002,736

		212,303,384

U.S. Government Treasury Securities — 4.0%
13,000	U.S. Treasury Bills 0.100%, 11/25/11(b)	12,999,133
8,000	0.110%, 12/01/11(b)	7,999,234
1,000	0.240%, 11/17/11(b)	999,889
3,000	U.S. Treasury Notes 0.750%, 11/30/11	3,001,125
5,000	0.875%, 01/31/12	5,006,975

		30,006,356

Repurchase Agreements(f) — 17.4%
	Barclays Capital 0.080%, dated 10/26/11, due
10,000	11/02/11 in the amount of $10,000,156	10,000,000
	BNP Paribas 0.100%, dated 10/25/11, due
10,000	11/01/11 in the amount of $10,000,194	10,000,000
	BNP Paribas 0.120%, dated 10/31/11, due
29,238	11/01/11 in the amount of $29,238,097	29,238,000
	Deutsche Bank 0.080%, dated 10/26/11, due
10,000	11/02/11 in the amount of $10,000,156	10,000,000
	Deutsche Bank 0.110%, dated 10/31/11, due
10,000	11/07/11 in the amount of $10,000,214	10,000,000
	Goldman, Sachs & Co. 0.110%, dated 10/26/11, due
13,000	11/02/11 in the amount of $13,000,278	13,000,000
	HSBC 0.130%, dated 10/31/11, due
48,776	11/01/11 in the amount of $48,776,176	48,776,000

		131,014,000

	TOTAL INVESTMENTS — 100.4% (amortized cost $757,580,836)(g)	757,580,836
	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4%)	(3,047,030)

	NET ASSETS — 100.0%	$754,533,806

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC—Federal Deposit Insurance Corp.

FHLMC—Federal Home Loan Mortgage Corp.

FNMA—Federal National Mortgage Association

GNMA—Goverment National Mortgage Association

MTN—Medium Term Note

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2011.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a security that has been deemed illiquid.
(d)	Represents a zero coupon bond. Rate shown reflects the effective yield at October 31, 2011.
(e)	FDIC — Guarantee issued under Temporary Liquidity Guarantee Program.
(f)	Repurchase agreements are collateralized by FNMA (coupon rates 4.50%-6.00%, maturity dates 07/01/35-06/01/41), FHLMC (coupon rates 4.50%-6.00%, maturity dates 08/01/37-10/01/41) and GNMA (coupon rates 5.50%-6.50%, maturity dates 04/20/35-11/15/38), with the aggregate value, including accrued interest, of $133,673,547.
(g)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$80,000,000	$—
Commerical Paper	—	260,969,438	—
Loan Participation	—	1,000,000	—
Other Instruments — Agency Bonds	—	26,284,310	—
Other Notes	—	10,003,348	—
Time Deposit	—	6,000,000	—
U.S. Government Agency Obligations	—	212,303,384	—
U.S. Government Treasury Securities	—	30,006,356	—
Repurchase Agreements	—	131,014,000	—

Total	$—	$757,580,836	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value is determined by or under the direction of the Board of Directors. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential MoneyMart Assets, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date December 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date December 20, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date December 20, 2011

*	Print the name and title of each signing officer under his or her signature.